Supplement dated January 21, 2011
To
DAVIS RESEARCH FUND
Prospectus
Dated December 1, 2010
and
Statement of Additional Information
Dated December 1, 2010
As of January 21, 2011 Davis Research Fund Class B shares and Class C shares are no longer available for purchase or exchange.